GOODWILL AND OTHER INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Indefinite-Lived Intangible Assets [Line Items]
Goodwill impairment charges		$ 4,200,000
Amortization of other intangible assets		850,782	$ 0
Impairment charges of goodwill and intangible assets
Technology-Based Intangible Assets [Member] | Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Weighted average useful lives (years)	5 years
Technology-Based Intangible Assets [Member] | Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Weighted average useful lives (years)	7 years